DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Asset Derivatives - Fair Value	$ 572	$ 3,876
Liability Derivatives - Fair Value	27,692	10,455
Gain (loss) on derivatives	(17,450)	(9,960)	$ 11,165
Interest Rate Swap [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	0	1,569
Liability Derivatives - Fair Value	27,558	9,259
Interest income (expense)	(5,030)	2,163	1,089
Unrealized fair value gain (loss)	(19,868)	(13,114)	4,474
Currency Swap [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	268	27
Liability Derivatives - Fair Value	0	349
Unrealized fair value gain (loss)	519	1,353	(59)
Realized gain (loss)	71	(1,139)	(494)
Bunker derivatives [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	304	25
Liability Derivatives - Fair Value	134	14
Unrealized fair value gain (loss)	157	338	(708)
Realized gain (loss)	(2,193)	(635)	1,584
Forward Freight Agreements [Member]
Derivative [Line Items]
Asset Derivatives - Fair Value	0	2,255
Liability Derivatives - Fair Value	0	833
Realized gain (loss)	10,207	3,245	1,687
Options	$ (1,313)	$ (2,171)	$ 3,592